091-09216 fn

For Internal Use Only
Sec File No. 9-

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10047849

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Vanguard Group Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

MGC: MSCI US Large Cap 300 Index; MGK: MSCI US Large Cap 300 Growth Index; MGV: MSCI US Large Cap 300 Value Index; VB: MSCI US Small Market 1750 Index; VBK: MSCI US Small Cap Growth Index; VBR: MSCI US Small Cap Value Index; VO: MSCI US Mid Cap 450 Index; VOE: MSCI US Mid Cap Value Index; VOT: MSCI US Mid Cap Growth Index; VTI: Wilshire 5000 Total Market Index; VTV: MSCI US Prime Market Value Index; VUG: MSCI US Prime Market Growth Index; VV: MSCI US Prime Market 750 Index; VXF: S&P Completion Index; VYM: FTSE High Dividend Yield Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MGC, MGK, MGV, VB, VBK, VBR, VO, VOE, VOT, VTI, VTV, VUG, VV, VXF, VYM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MGC: AMEX, ARCA, NASDAQ, NYSE; MGK: AMEX, ARCA, NASDAQ, NYSE; MGV: AMEX, ARCA, NASDAQ, NYSE; VB: AMEX, ARCA, NASDAQ, NYSE; VBK: AMEX, ARCA, NASDAQ, NYSE; VBR: AMEX, ARCA, NASDAQ, NYSE; VO: AMEX, ARCA, NASDAQ, NYSE; VOE: AMEX, ARCA, NASDAQ, NYSE; VOT: AMEX, ARCA, NASDAQ, NYSE; VTI: AMEX, ARCA, NASDAQ, NYSE; VTV: AMEX, ARCA, NASDAQ, NYSE; VUG: AMEX, ARCA, NASDAQ, NYSE; VV: AMEX, ARCA, NASDAQ, NYSE; VXF: AMEX, ARCA, NASDAQ, NYSE; VYM: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010